Employee Benefits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 3,261	$ 2,895
Fair value of plan assets	2,103	2,265
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	2,986	2,698
Fair value of plan assets	$ 2,066	$ 2,265